Note 10 - Retirement Plans - Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Total assets	$ 202,485	$ 233,112	$ 212,844
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	99.00%
Percentage of Plan Assets	97.00%	99.00%
Total assets	$ 195,427	$ 231,725
Defined Benefit Plan, Equity Securities [Member] | Materials [Member]
Total assets	8,772	5,331
Defined Benefit Plan, Equity Securities [Member] | Industrials [Member]
Total assets	15,440	16,080
Defined Benefit Plan, Equity Securities [Member] | Telecommunication Services [Member]
Total assets	25,093	24,370
Defined Benefit Plan, Equity Securities [Member] | Consumer Staples [Member]
Total assets	42,522	43,486
Defined Benefit Plan, Equity Securities [Member] | Energy [Member]
Total assets	28,538	38,230
Defined Benefit Plan, Equity Securities [Member] | Financial Services Sector [Member]
Total assets	22,275	34,521
Defined Benefit Plan, Equity Securities [Member] | Healthcare Sector [Member]
Total assets		4,247
Defined Benefit Plan, Equity Securities [Member] | Information Technology [Member]
Total assets	20,657	28,750
Defined Benefit Plan, Equity Securities [Member] | Utilities [Member]
Total assets	$ 32,130	$ 36,710
Defined Benefit Plan, Debt Security [Member]
Target Allocation
Percentage of Plan Assets
Defined Benefit Plan, Cash and Cash Equivalents [Member]
Total assets	$ 7,058	$ 1,387
Defined Benefit Plan, Cash and Cash Equivalents [Member] | Money Market Funds [Member]
Total assets	$ 7,058	$ 1,387
Defined Benefit Plan, Real Estate [Member]
Target Allocation
Percentage of Plan Assets
Defined Benefit Plan, Cash [Member]
Target Allocation	1.00%
Percentage of Plan Assets	3.00%	1.00%